Apr. 30, 2018
Federated Managed Volatility Fund II

A Portfolio of Federated Insurance Series

PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED APRIL 30, 2018

Federated Managed Volatility Fund II (IFMVF) is entering into an Agreement and Plan of Reorganization (the "Agreement") providing for: (i) the transfer of all or substantially all of the assets of Federated Managed Tail Risk Fund II (IFMTR) (which offers Primary Shares and Service Shares) (the "IFMTR Shares") in exchange solely for Primary Shares and Service Shares of IFMVF; (ii) the distribution of Primary Shares and Service Shares of IFMVF to the holders of the outstanding IFMTR Shares; and (iii) the liquidation and termination of IFMTR upon the terms and conditions set forth in the Agreement (the "Reorganization").

The Reorganization is subject to the approval of IFMTR shareholders at a special meeting of shareholders currently scheduled for August 3, 2018. If the Reorganization is approved by IFMTR shareholders, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) June 1, 2019; or (b) the date of IFMVF's next effective Prospectus.